Financial income (Tables)	6 Months Ended
Jun. 30, 2023
Financial income
Schedule of financial income

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Interests	570	113	984	113
Exchange differences	222	4,561	430	6,090
Other	(3)	(5)	—	43
Total financial income	789	4,669	1,414	6,246